Consolidated statement of changes in equity - GBP (£) £ in Thousands		Shareholders' equity	Share capital	Share premium	Other reserves	Translation reserve	Retained earnings	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2019		£ 27,321,000	£ 1,000	£ 20,842,000	£ 1,372,000	£ 652,000	£ 4,454,000	£ 91,000	£ 27,412,000
Profit after tax		1,145,000					1,145,000	36,000	1,181,000
Other comprehensive income/(expenses)		(170,000)				(170,000)		1,000	(169,000)
Total comprehensive income		975,000				(170,000)	1,145,000	37,000	1,012,000
Issue of share capital			13,166,000		(13,166,000)
Capital reduction			(13,166,000)	(20,842,000)	(45,000)		34,053,000
Contribution (non-cash) from parent		187,000			187,000				187,000
Acquisition of non-controlling interests								14,000	14,000
Distributions to non-controlling interests								(31,000)	(31,000)
Dividends to equity shareholders	[1]	(2,371,000)					(2,371,000)		(2,371,000)
Ending Balance at Dec. 31, 2020		26,112,000	1,000		(11,652,000)	482,000	37,281,000	111,000	26,223,000
Profit after tax		1,390,000					1,390,000	49,000	1,439,000
Other comprehensive income/(expenses)		(10,000)			9,000	(34,000)	15,000		(10,000)
Total comprehensive income		1,380,000			9,000	(34,000)	1,405,000	49,000	1,429,000
Contribution (non-cash) from parent		11,000			11,000				11,000
Distributions to non-controlling interests								(35,000)	(35,000)
Dividends to equity shareholders	[1]	(1,148,000)					(1,148,000)		(1,148,000)
Ending Balance at Dec. 31, 2021		26,355,000	1,000		(11,632,000)	448,000	37,538,000	125,000	26,480,000
Profit after tax		1,060,000					1,060,000	59,000	1,119,000
Other comprehensive income/(expenses)		834,000			142,000	598,000	94,000	(10,000)	824,000
Total comprehensive income		1,894,000			142,000	598,000	1,154,000	49,000	1,943,000
Issue of share capital of the former ultimate holding company		21,758,000	21,758,000						21,758,000
Capital reduction of the former ultimate holding company		(21,758,000)	(21,758,000)						(21,758,000)
Issue of share capital		22,150,000	11,543,267	10,606,752					22,150,000
Capital reduction		(22,058,000)	(11,450,871)	(10,606,752)					(22,058,000)
Transactions with equity shareholders	[1]	(47,000)					(47,000)		(47,000)
Transactions between the former ultimate holding company and equity shareholder	[1]	70,000		70,000					70,000
Effect of change of ultimate holding company		(118,000)	(1,000)	£ (70,000)	(47,000)				(118,000)
Distributions to non-controlling interests								(48,000)	(48,000)
Dividends to equity shareholders	[1]	(11,930,000)					(11,930,000)		(11,930,000)
Share based incentive plans		15,000					15,000		15,000
Ending Balance at Dec. 31, 2022		£ 16,331,000	£ 92,346		£ (11,537,000)	£ 1,046,000	£ 26,730,000	£ 126,000	£ 16,457,000

[1]	Equity shareholders refer to GSK and Pfizer, which held equity interests of 68% and 32% in the Group respectively prior to the demerger as described in Note 1